Schedule of Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable, gross	¥ 987,913	¥ 468,296
Less: allowance for current expected credit losses	(5,434)	(2,230)	¥ (1,027)
Accounts receivable, net	¥ 982,479	¥ 466,066